Valuation adjustments (Tables)	12 Months Ended
Dec. 31, 2017
Valuation adjustments
Schedule of breakdown by type of financial instrument of Valuation adjustments - Available-for-sale financial assets

	12/31/2016				12/31/2017
			Net				Net
			Valuation				Valuation
	Valuation	Valuation	Gains/	Fair	Valuation	Valuation	Gains/	Fair
	Gains	Losses	(Losses)	Value	Gains	Losses	(Losses)	Value

Debt instruments	498	(3,951)	(3,453)	154,318	2,784	(849)	1,935	164,947
Equity instruments	1	(53)	(52)	326	23	(26)	(3)	795

Schedule of changes in the cumulative valuation adjustments recorded to Available-for-sale financial assets

	Debt	Equity
	Instruments	Instruments	Total

Balance at January 1, 2015	(558)	12	(546)
Valuation adjustments	(192)	(4)	(196)
Amounts reclassified to consolidated income statement	161	—	161
Income taxes	51	2	53
Balance at December 31, 2015	(538)	10	(528)
Valuation adjustments	(3,453)	(52)	(3,505)
Amounts reclassified to consolidated income statement	(120)	—	(120)
Income taxes	1,158	16	1,174
Balance at December 31, 2016	(2,953)	(26)	(2,979)
Valuation adjustments	1,935	(3)	1,932
Amounts reclassified to consolidated income statement	(9)	—	(9)
Income taxes	(478)	1	(477)
Balance at December 31, 2017	(1,505)	(28)	(1,533)

Schedule of breakdown of the accumulated gain or loss on the effective portion of the hedging to the cumulative valuation adjustment for cash flow hedges

	2016	2017

Accumulated (loss)/gain on cash flow hedges	1,297	302
Accumulated gain related to discontinued cash flow hedges (Note 13)	86	54
Balance at December 31,	1,383	356